ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,419,166	$ 495,732	¥ 4,217,528
Restricted cash	114,560	16,610	239,093
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB32,413 (US$4,699) as of December 31, 2021 and 2022, respectively	2,402,430	348,320	3,570,975
Prepayments and other assets	1,612,022	233,721	1,687,021
Total current assets	9,048,353	1,311,888	12,412,816
Non-current assets:
Property and equipment, net	2,132,994	309,255	2,364,103
Intangible assets, net	1,008,020	146,149	1,169,767
Prepayments and other assets	21,263	3,083	29,066
Goodwill	4,605,724	667,767	4,625,115
Equity investments	273,580	39,665	207,166
Operating lease right-of-use assets	220,539	31,975	256,451
Total non-current assets	8,267,878	1,198,729	8,665,224
Total assets	17,316,231	2,510,617	21,078,040
Current liabilities:
Accounts payable	2,301,958	333,753	2,938,632
Amounts due to related parties	427,727	62,015	836,435
Current operating lease liabilities	136,723	19,823	108,590
Total current liabilities	6,658,626	965,408	7,515,880
Non-current liabilities:
Other liabilities	370,531	53,722	1,232,677
Non-current operating lease liabilities	123,059	17,842	158,289
Amounts due to related parties	413,464	59,947	472,882
Total non-current liabilities	1,074,106	155,731	2,069,737
Total liabilities	7,732,732	1,121,139	9,585,617
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	1,231,226	178,511	2,209,647
Restricted cash	107,840	15,635	89,704
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB32,413 (US$4,699) as of December 31, 2021 and 2022, respectively	2,032,260	294,650	3,170,860
Prepayments and other assets	927,040	134,408	907,350
Amounts due from related parties	216,346	31,367	184,137
Amounts due from subsidiaries of the Group	2,538,670	368,073	2,157,428
Total current assets	7,053,382	1,022,644	8,719,126
Non-current assets:
Property and equipment, net	1,978,937	286,919	2,157,093
Intangible assets, net	83,393	12,091	93,662
Prepayments and other assets	20,257	2,937	27,036
Goodwill	48,814	7,077	64,082
Equity investments	179,697	26,054	162,244
Amounts due from related parties	4,712	683	4,712
Operating lease right-of-use assets	147,719	21,417	184,908
Total non-current assets	2,463,529	357,178	2,693,737
Total assets	9,516,911	1,379,822	11,412,863
Current liabilities:
Accounts payable	2,113,674	306,455	2,733,487
Accrued expenses and other liabilities	644,858	93,496	1,208,868
Short-term bank loans	885,500	128,385	1,348,166
Income tax payable			1,026
Amounts due to related parties	388,308	56,299	797,731
Current operating lease liabilities	87,142	12,634	70,672
Amounts due to subsidiaries of the Group	3,854,844	558,900	1,597,946
Total current liabilities	7,974,326	1,156,169	7,757,896
Non-current liabilities:
Other liabilities	284,971	41,316	6,975
Non-current operating lease liabilities	90,138	13,069	121,057
Amounts due to related parties	413,464	59,947	472,882
Amounts due to subsidiaries of the Group	7,206,545	1,044,851	7,486,525
Total non-current liabilities	7,995,118	1,159,183	8,087,439
Total liabilities	¥ 15,969,444	$ 2,315,352	¥ 15,845,335